Annual Fund Operating Expenses - Class D Shares - Janus Henderson Adaptive Global Allocation Fund - Class D	Oct. 28, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	1.55%
Fee Waiver	0.70%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[2]

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees,brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.66%. Janus Capital shall additionally reimburse or waive acquired fund fees and expenses to the extent they exceed 0.10%. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2021. The contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.